Right of use asset and lease liability (Details - Right of use assets)	6 Months Ended
Dec. 31, 2021 CAD ($)
Right Of Use Asset And Lease Liability
Right of use assets
Additions	373,240
Amortisation	(20,736)
Right of use assets	$ 352,504